Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net loss	$ (37,947)	$ 0
Changes in operating assets and liabilities
Accrued liabilities	(8,000)	0
Accrued interest	5,802	0
Net cash provided by (used for) operating activities	(40,145)	0
Cash Flows From Investing Activities:
Net cash provided by (used for) investing activities	0	0
Cash Flows From Financing Activities:
Notes payable related parties	45,000	0
Net cash provided by (used for) financing activities	45,000	0
Net Increase (Decrease) In Cash	4,855	0
Cash At The Beginning Of The Period	12,182	0
Cash At The End Of The Period	$ 17,037	$ 0